First Eagle Overseas Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Brazil - 1.5%
Ambev SA - ADR	2,724,838	$6,921,088

Canada - 14.0%
Agnico Eagle Mines Ltd.	14,345	2,502,535
Barrick Mining Corp.	305,137	12,614,363
Franco-Nevada Corp.	39,844	8,329,761
Imperial Oil Ltd.	180,253	18,019,496
Nutrien Ltd.	109,629	6,377,119
Power Corp. of Canada	158,485	8,069,131
Wheaton Precious Metals Corp.	61,835	6,804,942
		62,717,347

Faroe Islands - 0.3%
Bakkafrost P/F	30,816	1,415,609

Finland - 0.4%
Kesko Oyj - Class B	80,394	1,711,781

France - 5.9%
Danone SA	94,363	8,431,036
Legrand SA	28,532	4,322,127
LVMH Moet Hennessy Louis Vuitton SE	15,503	11,431,936
Pernod Ricard SA	24,202	2,178,660
		26,363,759

Germany - 2.5%
adidas AG	7,017	1,306,003
Merck KGaA	74,775	10,064,748
		11,370,751

Hong Kong - 5.8%
AIA Group Ltd.	494,600	5,120,287
Alibaba Group Holding Ltd.	421,300	8,198,024
CK Asset Holdings Ltd.	736,000	3,773,753
Jardine Matheson Holdings Ltd.	131,440	8,622,464
		25,714,528

Japan - 15.0%
FANUC Corp.	245,100	7,886,256
Hirose Electric Co. Ltd.	25,900	2,922,362
Hoshizaki Corp.	99,500	3,356,903
Kansai Paint Co. Ltd.	418,300	6,430,956
Keyence Corp.	8,000	2,721,552
Mitsubishi Electric Corp.	301,300	8,145,641
MS&AD Insurance Group Holdings, Inc.	283,200	6,282,052
Nihon Kohden Corp.	251,000	2,548,484
Secom Co. Ltd.	191,000	6,454,909
Shimano, Inc.	44,000	4,646,330
SMC Corp.	23,000	8,080,663
Sompo Holdings, Inc.	145,800	4,623,075
TIS, Inc.	80,600	2,663,017
		66,762,200

Mexico - 2.6%
Fomento Economico Mexicano SAB de CV - ADR	90,476	8,680,267
Wal-Mart de Mexico SAB de CV	845,515	2,832,552
		11,512,819

Netherlands - 4.0%
Heineken NV	58,902	4,796,582
Prosus NV	208,332	13,116,690
		17,913,272

Norway - 0.8%
Orkla ASA	342,237	3,663,165

Singapore - 2.0%
United Overseas Bank Ltd.	208,988	5,480,119
UOL Group Ltd.	546,300	3,549,675
		9,029,794

South Korea - 6.3%
Hyundai Mobis Co. Ltd.	18,220	3,834,420
NAVER Corp.	20,976	3,480,192
NongShim Co. Ltd.	6,983	2,122,464
Samsung Electronics Co. Ltd.	270,372	18,476,446
		27,913,522

Sweden - 3.1%
Industrivarden AB	59,895	2,516,679
Investor AB	237,741	8,093,289
Svenska Handelsbanken AB - Class A	238,489	3,306,611
		13,916,579

Switzerland - 6.5%
Cie Financiere Richemont SA	55,375	11,742,451
Nestle SA	82,138	8,164,707
Schindler Holding AG	20,048	7,164,458
SGS SA	18,062	2,072,711
		29,144,327

Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37,715	10,994,300

Thailand - 0.8%
Bangkok Bank PCL - NVDR	703,522	3,452,601

Turkey - 0.4%
AG Anadolu Grubu Holding AS	2,454,042	1,612,114

United Kingdom - 19.6%
BAE Systems PLC	292,886	6,398,861
Berkeley Group Holdings PLC	90,510	4,499,981
British American Tobacco PLC	325,769	19,064,209
Diageo PLC	99,329	2,281,861
Haleon PLC	1,225,477	6,016,591
Lloyds Banking Group PLC	5,433,782	6,915,042
Reckitt Benckiser Group PLC	126,481	9,797,565
Shell PLC	434,019	16,045,121
Unilever PLC	146,465	8,840,823
Willis Towers Watson PLC	23,152	7,431,792
		87,291,846

United States - 2.5%
Newmont Corp.	82,147	7,453,197
Philip Morris International, Inc.	24,820	3,908,654
		11,361,851
TOTAL COMMON STOCKS (Cost $392,881,838)		430,783,253

PREFERRED STOCKS - 2.8%	Shares	Value
Brazil - 1.0%
Itausa SA, 0.00%	1,964,797	4,523,798

Germany - 1.8%
FUCHS SE, 0.00%	81,866	3,735,128
Henkel AG & Co. KGaA, 0.00%	51,776	4,180,242
		7,915,370
TOTAL PREFERRED STOCKS (Cost $12,101,262)		12,439,168

TOTAL INVESTMENTS - 99.3% (Cost $404,983,100)		443,222,421
Other Assets in Excess of Liabilities - 0.7%		3,155,780
TOTAL NET ASSETS - 100.0%		$446,378,201

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

First Eagle Overseas Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$430,783,253	$–	$–	$430,783,253
Preferred Stocks	12,439,168	–	–	12,439,168
Total Investments	$443,222,421	$–	$–	$443,222,421

Refer to the Schedule of Investments for further disaggregation of investment categories.